SEGMENTED INFORMATION Schedule of property and equipment by geographical region (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Property and equipment	$ 21,982	$ 20,039
Americas [Member]
Segment Reporting Information [Line Items]
Property and equipment	9,584	8,169
Europe, Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Property and equipment	8,686	8,580
Asia-Pacific [Member]
Segment Reporting Information [Line Items]
Property and equipment	$ 3,712	$ 3,290